EMPLOYEE BENEFITS (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Y	Dec. 31, 2010
U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Period of review and revision of long-term strategic asset allocation (in years)		3
Expected weighted average long-term rates of return (as a percent)		7.50%	7.75%
Target asset allocation percentage by major asset class
Equity securities (as a percent)	45.00%
Fixed maturity securities (as a percent)	30.00%
Other investments (as a percent)	25.00%
Total target asset allocation (as a percent)	100.00%
Asset allocation percentage by major asset class
Equity securities (as a percent)		52.00%	60.00%
Fixed maturity securities (as a percent)		30.00%	22.00%
Other investments (as a percent)		18.00%	18.00%
Total asset allocation (as a percent)		100.00%	100.00%
Non U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Expected weighted average long-term rates of return (as a percent)		3.14%	3.75%
Target asset allocation percentage by major asset class
Equity securities (as a percent)	36.00%
Fixed maturity securities (as a percent)	41.00%
Other investments (as a percent)	12.00%
Cash and cash equivalents (as a percent)	11.00%
Total target asset allocation (as a percent)	100.00%
Asset allocation percentage by major asset class
Equity securities (as a percent)		38.00%	57.00%
Fixed maturity securities (as a percent)		39.00%	28.00%
Other investments (as a percent)		6.00%	10.00%
Cash and cash equivalents (as a percent)		17.00%	5.00%
Total asset allocation (as a percent)		100.00%	100.00%